Loans Payable - Third Parties	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
LOANS PAYABLE - THIRD PARTIES
9.	LOANS PAYABLE - THIRD PARTIES

	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Jia Li	4,800,000	-	-
Total	4,800,000	-	-

On August 2, 2021, Jayud borrowed an interest-free loan from Jia Li of RMB4,800,000 for seven months. The loan was fully repaid in March 2022.